Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 15, 2014

VIA EDGAR

Mr. Keith Gregory

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”) Post-Effective Amendment No. 27 (1933 Act File No. 333-44010) Amendment No. 30 (1940 Act File No. 811-10067) (the “Amendment”) on behalf of Eaton Vance VT Bond Fund (the “Fund”)

Dear Mr. Gregory:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on June 20, 2014 (Accession No. 0000940394-14-000921) under Rule 485(a) of the 1933 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Keith Gregory, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on July 28, 2014 and making certain other non-material changes as marked thereon.  The comments and the responses thereto are as follows:

GENERAL COMMENTS

1.

Comment: Please complete all missing or incomplete sections in the Fund’s prospectus and SAI.

Response: All information that was missing or incomplete in the Filing has been updated and/or completed and is incorporated into the Amendment.

2.

Comment: Please make conforming changes to disclosure for the Eaton Vance Bond Fund.

Response:  Conforming changes that impact disclosure applicable to both the Fund and the Eaton Vance Bond Fund will be incorporated into the Eaton Vance Bond Fund’s next annual update of its registration statement.

PROSPECTUS COMMENTS

Fee Table

3(a).

Comment:  Service Fees. Please supplementally explain the appropriateness of presenting Service Fees paid by the Fund under the Shareholder Servicing Plan as a separate line item in the fee table.  Alternatively, please explain why such fees should not be included in other expenses (cite to: Instruction 3(a)-3(c) of Item 3 and Item 12(b) of Form N-1A).

Response:  The line item for Service Fees has been removed from Fund’s fee table and such fees are now included in other expenses.

3(b).   Comment: Other Expenses. Please disclose in a footnote to “other expenses” that other expenses are based on estimates for the current fiscal year. Accordingly, please delete the parenthetical in the fee table (i.e., “based on other expenses”).

Response: The requested changes have been made.

Portfolio Turnover

4.

Comment: In the second sentence in the paragraph, please remove the phrase “and may result in higher taxes when fund shares are held in a taxable account” because the sentence is not applicable to a fund offered to insurance products and qualified plans.

Response:  The requested change has been made.

Principal Investment Strategy

5(a).

Comment: Plain English and Recent Guidance Regarding Summary Prospectus and Duplication (pg. 3-4). The summary section of a prospectus is intended to summarize key information important to an investment decision with more detailed information reported elsewhere. The Fund should not duplicate disclosure already disclosed in the summary section.  (See guidance regarding mutual fund enhanced disclosure, Investment Management Guidance Update 2014-08-June 2014 at 2-3 (“Guidance”) and Items 4 and 8 of Form N-1A).  Accordingly please review the Fund’s principal risk factors for brevity (e.g. credit risk, equity risk and market risk). The Staff notes that much of the risk disclosure in the summary section of the Fund’s prospectus is substantially the same as information presented later in the Fund’s prospectus.

Response:  As part of a complex-wide review of disclosure contained in the registration statements for the Eaton Vance family of funds following the SEC’s Division of Investment Management’s recent release of the Guidance, the Registrant is currently reviewing the Fund’s principal risk factors for brevity and duplication and the use of Plain English and any changes will be reflected in a post-effective amendment to the Fund’s registration statement.

     5(b).

Comment: 80% Policy. Borrowings: please clarify that the Fund will invest at least 80% of net assets and plus any amount of borrowings for investment purposes in securities suggested by its name (i.e., bonds and other fixed income securities).

Response:  The requested disclosure has been added.

5(c).

Comment: Rule 35d-1. Income instruments: Please replace each occurrence of income instruments in the principal investment strategies section with “fixed income instruments” and make conforming changes to the Fund’s prospectus and SAI.

Response:  The term “income instruments” has been replaced with “fixed and floating-rate income instruments” in the Fund’s prospectus.

5(d).

Comment: Derivatives Valuation. Disclosure indicates that the Fund will treat positions in derivatives that have economic characteristics similar to bonds as bonds for purpose of 80% policy. Please supplementally explain to the Staff how such derivatives will be valued for purpose of 80% policy. We note Rule 35d-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), is based on a fund’s assets not its exposure.  The Staff’s view is that the market value, rather than notional value, of such derivatives should be basis for valuing derivatives included in a fund’s 80% policy.

Response:  The Registrant confirms that the Fund’s positions in derivatives that have economic characteristics similar to bonds will be valued based on market value rather than notional value of such derivative for purposes of the Fund’s 80% policy.

Principal Risks

6.

Comment: Risk of Leverage Transaction. Please consider adding reverse repurchase agreements to the list of securities in the “Risk of Leveraged Transactions.”

Response:  The requested disclosure has been added.

Derivatives (Generally)

7(a).

Comment: Segregation. The Fund’s disclosure indicates that the Fund may engage in various types of derivative transactions including total return swaps and credit default swaps.  Please confirm to the Staff that the Fund will set aside an appropriate amount of segregated assets in conformity with Staff guidance. See generally, Investment Company Act Release No. 10666 (Apr. 18, 1979).

Response:  The Registrant confirms that the Fund will set aside an appropriate amount of segregated assets in conformity with Staff guidance for any total return swaps and credit default swaps held by the Fund.

7(b).

Comment: Credit Default Swaps. Disclosure indicates Fund will write credit default swaps; please supplementally confirm to the Staff that the Fund will segregate the full notional amount of the credit default swap to cover such obligations.

Response:  The Registrant confirms that the Fund will segregate the full notional amount of any credit default swap written by the Fund.

7(c).

Comment: Types/Uses. Please supplementally confirm to the Staff that each specific type of derivative in which the Fund may invest as a principal strategy is listed in the summary section of the prospectus.  Please also ensure that each derivative to be used as a principal strategy is adequately described (e.g. please clarify meaning of the phrase “or otherwise for investment purposes”).  We note that derivatives risk factor indicates that derivatives may be used by the Fund to enhance returns or as a substitute for cash positions, as well as for hedging purposes.  In the risk factor, please also clarify that there may be an imperfect correlation between derivative and its underlying reference index or asset.

Response:  Registrant confirms that disclosure relating to each specific type of derivative in which the Fund may invest as a principal strategy has been added and/or revised and

is incorporated into the Amendment.   Registrant further notes that the phrase “or otherwise for investment purposes” has been removed and the Derivatives Risk disclosure has been revised as requested.

Risk/Return Bar Chart and Table

8(a).

Comment: Please supplementally disclose to the Staff the proposed broad measure of performance to be used by the Fund.

Response:  The Fund’s proposed broad measure of performance is the Barclays Capital U.S. Government/Credit Index.

8(b)

Comment: Please consider including disclosure stating when and where Fund performance information will be available.

Response:  Because current performance for the Fund will not be publicly posted on the Eaton Vance Funds’ website (www.eatonvance.com) or anywhere else as shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans, the suggested disclosure has not been added.

Organization

9.

Comment: The disclosure states that the Fund is a series of Eaton Vance Special Investment Trust.  Please correct the inconsistency.

  Response:  The inconsistency has been corrected.

Shareholder Servicing Fee

10.

Comment: Please disclose the nature of shareholder services that are paid for pursuant to the Shareholder Servicing Plan.

Response:  The following disclosure has been added as the second to last sentence of the section of the prospectus entitled “”Shareholder Servicing Fees.”

“These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders.”

Additional Tax Information

11.

Comment: Please consider deleting information that would not be relevant to a holder of a variable annuity contract.  For example, paragraphs 2, 3, 4, 5 and 8 of the section entitled “Additional Tax Information.”

Response:  The requested changes have been made.

Statement of Additional Information

Cover Page

12(a).

Comment: Incorporation by Reference. Please state whether and from where information is incorporated by reference into the SAI.

Response: As stated on the front page of the Fund’s SAI, the Fund’s prospectus dated September 15, 2014 is incorporated by reference into the SAI.

12(b).

Comment: Table of Contents. Please consider whether it is appropriate to include a table of contents on the cover page of the SAI (cite to Item 14).

   Response:  The table of contents has been moved to page 2 of the Fund’s SAI.

Use of “the Portfolio” Throughout

13.

Comment: Please consider whether it is appropriate to refer to the Fund’s investment in a Portfolio.  The Staff notes that the prospectus does not contain disclosure relating to investment in a Portfolio.

Response:  The Fund invests directly in obligations and does not invest in a Portfolio. Disclosure relating to a Portfolio contained in the definitions section on page 2 of the SAI has been revised to indicate that references to such Portfolio refer to a registered investment company in which a fund invests as described in that fund’s prospectus, if applicable.  The table on page 4 of the Fund’s SAI has also been revised to indicate that the Fund does not invest in a Portfolio.

Use of “the Subsidiary” Throughout

14.

Comment: The definitions section and other parts of the SAI reference a subsidiary that invests in commodities.  The Prospectus does not include disclosure describing the subsidiary.  Please address.

Response:  The SAI for each Eaton Vance fund and portfolio contains a “Definitions” section and also a table under the section entitled “Strategies and Risks” listing categories of investments and investment practices utilized by one or more Eaton Vance funds and/or portfolios.  A category is checked in the table only if the investment or investment practice is permitted for the fund or portfolio included in such SAI.  The references to a subsidiary in the Fund’s SAI refer generally to a wholly owned subsidiary of an Eaton Vance fund or portfolio as described in that fund or portfolio’s prospectus, if applicable.  Because the Fund’s prospectus does not identify a subsidiary, and the applicable category entitled “Investments in the Subsidiary” is not checked in the table contained on page 4 of the Fund’s SAI, such references are not applicable.

Governance Committee

15.

The disclosure in the SAI with respect to the Fund’s governance committee indicates that the governance committee will consider shareholder nominees for candidates as independent trustees, please clarify the disclosure with respect to meaning of “timely matter.”  Please also supplementally explain why shareholders may not submit a nomination for “any” existing board vacancy (i.e., an interested trustee).

Response:  The governance committee disclosure has been revised to indicate that the governance committee will consider any nominee for Trustee when a vacancy exists.  The reference to “a timely manner” has been removed and additional disclosure has been added.

Codes of Ethics

16.

Please disclose whether codes of ethics were adopted by the investment adviser, principal underwriter and the Fund pursuant to Rule 17j-1 under the 1940 Act.  Alternatively, please supplementally explain why adoption pursuant to rule is not required.

Response:  Disclosure has been added to the Fund’s SAI indicating that the code of ethics of each of the investment adviser, principal underwriter and the Fund were adopted pursuant to Rule 17j-1 under the 1940 Act.

Compensation Structure for RBA

17.

Comment: The investment adviser for the Fund is Eaton Vance Management.  The investment adviser referenced in the SAI disclosure is RBA.  Please address the inconsistency and revise the disclosure relating to portfolio manager compensation structure in compliance with Item 20(b) of Form N-1A.

Response:  This inconsistency has been addressed and the correct portfolio manager compensation structure has been included in the Amendment.

Tandy Representations

18.

Comment: Please include Tandy representations with the responses to the comments.

Response:  The requested Tandy representation letter is included as Attachment A to this letter.

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Should you have any questions or comments regarding this letter, please contact the undersigned at 617.672.8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President

Attachment A

September 15, 2014

VIA EDGAR

Mr. Keith Gregory

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

Eaton Vance Variable Trust (File Nos. 811-10067 and 333-44010)

Dear Mr. Gregory:

Eaton Vance Variable Trust (the “Registrant”) is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the U.S. Securities and Exchange Commission (“SEC”) from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that they may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Please direct any questions or additional comments you may have concerning this letter to the undersigned at (617) 672-8520.

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President